Taxes on Income (Schedule of Loss before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes on Income [Abstract]
Israel	$ (10,583)	$ (3,587)	$ (2,923)
United States	(524)	(270)	(563)
Loss before income tax expense	$ (11,107)	$ (3,857)	$ (3,486)